Leases - Schedule of Consolidated Balance Sheet for Lease (Details) (10-K) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Right-of-use assets, Cost	$ 302,581	$ 302,477	$ 178,202
Right-of-use assets, Accumulated depreciation	(80,683)	(53,158)	(39,671)
Total right-of-use assets	221,898	249,319	138,531
Lease liability, Current portion	119,154	125,864	62,935
Lease liability, Long-term portion	117,065	150,877	74,225
Total lease liability	$ 236,219	$ 276,741	$ 137,160